Acquisitions (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss per share	$ (1.04)	$ (0.26)	$ (1.49)	$ (0.38)	$ (1.07)	$ (0.50)
Weighted average number of shares outstanding	3,418,378	3,162,322	3,290,747	3,138,981	3,152,349	3,115,625
Business Acquisitions [Member]
Revenues, net			$ 33,759,878	$ 19,360,577	$ 53,995,037	$ 63,641,807
Net loss allocable to common shareholders			$ (4,353,514)	$ (759,928)	$ (3,189,209)	$ 1,010,018
Net loss per share			$ (1.26)	$ (0.22)	$ (1.01)	$ 0.32
Weighted average number of shares outstanding			3,460,158	3,530,625	3,165,625	3,165,625